Note 18 Impairment test assumptions CGU goodwill in Mexico (Details) - MEXICO		Dec. 31, 2025 Rate	Dec. 31, 2024 Rate	Dec. 31, 2023 Rate
Impairment test assumptions Mexico [Line Items]
Discount rate applied to cash flow projections	[1]	16.70%	18.30%	12.40%
Growth rate used to extrapolate cash flow projections		5.20%	5.50%	5.60%

[1]	(1) After tax discount rates.